Business Combinations - Summary of Impact of Acquisitions by Comprehensive Income (Detail) - TWD ($) $ in Thousands	1 Months Ended	2 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2021
FAFG [member]
Disclosure of detailed information about business combination [Line Items]
Operating revenue	$ 2,043,440
Net Profit (loss)	$ 91,179
ITGEU
Disclosure of detailed information about business combination [Line Items]
Operating revenue		$ 75,221
Net Profit (loss)		$ (4,593)
SER [Member]
Disclosure of detailed information about business combination [Line Items]
Operating revenue			$ 225,017
Net Profit (loss)			$ (508)